Accounts receivable and accrued revenues	9 Months Ended
Sep. 30, 2023
Accounts receivable and accrued revenues [Abstract]
Accounts receivable and accrued revenues
Note 7 – Accounts receivable and accrued revenues

As of September 30, 2023, $55.7 million, consisting mainly of accounts receivable with no material amounts overdue, was recognized as accounts receivable and accrued revenues in the interim condensed consolidated statement of financial position, compared to $59.5 million as of December 31, 2022.